Performance Management	Dec. 31, 2025
First Eagle Global Fund | First Eagle Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

The following information provides an indication of the risks of investing in the Global Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The index is described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at https://www.firsteagle.com/funds/global-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance Information Illustrates Variability of Returns [Text]	The following information provides an indication of the risks of investing in the Global Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.
Bar Chart [Heading]	Calendar Year Total Returns—Class A
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter*		Worst Quarter*
Second Quarter 2020	14.73%	First Quarter 2020	-19.50%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary. While only partial information is shown for Class R6 shares (because it is more recently organized), annual returns for Class R6 shares would have been substantially similar to those shown here. Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	10 Years	Class R6 Inception (3/1/17)
First Eagle Global Fund
Class A Shares
Return Before Taxes	24.99%	10.60%	9.48%	—

Return After Taxes on Distributions	21.67%	8.99%	8.11%	—

Return After Taxes on Distributions and Sales of Fund Shares	15.89%	7.99%	7.33%	—
Class C Shares
Return Before Taxes	29.59%	10.89%	9.21%	—
Class I Shares
Return Before Taxes	31.89%	12.00%	10.32%	—
Class R6 Shares
Return Before Taxes	31.98%	12.08%	—	9.90%
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)	21.09%	12.15%	12.17%	12.30%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Performance Availability Website Address [Text]	www.firsteagle.com/funds/global-fund
Performance Availability Phone [Text]	800.334.2143
First Eagle Overseas Fund | First Eagle Overseas Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

The following information provides an indication of the risks of investing in the Overseas Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The index is described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/overseas-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance Information Illustrates Variability of Returns [Text]	The following information provides an indication of the risks of investing in the Overseas Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Calendar Year Total Returns—Class A
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter*		Worst Quarter*
Second Quarter 2020	12.99%	First Quarter 2020	-17.70%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary. While only partial information is shown for Class R6 shares (because it is more recently organized), annual returns for Class R6 shares would have been substantially similar to those shown here. Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	10 Years	Class R6 Inception (3/1/17)
First Eagle Overseas Fund
Class A Shares
Return Before Taxes	31.74%	8.28%	7.30%	—

Return After Taxes on Distributions	28.10%	6.60%	6.12%	—

Return After Taxes on Distributions and Sales of Fund Shares	19.37%	5.97%	5.55%	—
Class C Shares
Return Before Taxes	36.66%	8.60%	7.06%	—
Class I Shares
Return Before Taxes	39.02%	9.69%	8.15%	—
Class R6 Shares
Return Before Taxes	39.15%	9.78%	—	8.05%
MSCI EAFE Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)	31.22%	8.92%	8.18%	8.66%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Performance Availability Website Address [Text]	www.firsteagle.com/funds/overseas-fund
Performance Availability Phone [Text]	800.334.2143
First Eagle U.S. Fund | First Eagle U.S. Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

The following information provides an indication of the risks of investing in the U.S. Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The index is described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/us-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance Information Illustrates Variability of Returns [Text]	The following information provides an indication of the risks of investing in the U.S. Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Calendar Year Total Returns—Class A
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter*		Worst Quarter*
Second Quarter 2020	14.53%	First Quarter 2020	-21.57%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary. While only partial information is shown for Class R6 shares (because it is more recently organized), annual returns for Class R6 shares would have been substantially similar to those shown here. Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	10 Years	Class R6 Inception (3/1/17)
First Eagle U.S. Fund
Class A Shares
Return Before Taxes	16.50%	11.52%	10.32%	—

Return After Taxes on Distributions	13.68%	9.43%	8.25%	—

Return After Taxes on Distributions and Sales of Fund Shares	11.07%	8.70%	7.82%	—
Class C Shares
Return Before Taxes	20.71%	11.82%	10.05%	—
Class I Shares
Return Before Taxes	22.89%	12.96%	11.18%	—
Class R6 Shares
Return Before Taxes	22.98%	13.02%	—	10.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.70%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.firsteagle.com/funds/us-fund
Performance Availability Phone [Text]	800.334.2143
First Eagle Gold Fund | First Eagle Gold Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

The following information provides an indication of the risks of investing in the Gold Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/gold-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance Information Illustrates Variability of Returns [Text]	The following information provides an indication of the risks of investing in the Gold Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Calendar Year Total Returns—Class A
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter*		Worst Quarter*
Second Quarter 2020	39.99%	Second Quarter 2022	-18.59%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	39.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.59%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary. While only partial information is shown for Class R6 shares (because it is more recently organized), annual returns for Class R6 shares would have been substantially similar to those shown here. Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	10 Years	Class R6 Inception (3/1/17)
First Eagle Gold Fund
Class A Shares
Return Before Taxes	116.98%	18.39%	17.92%	—

Return After Taxes on Distributions	115.96%	17.84%	17.60%	—

Return After Taxes on Distributions and Sales of Fund Shares	69.21%	14.69%	15.24%	—
Class C Shares
Return Before Taxes	125.68%	18.73%	17.63%	—
Class I Shares
Return Before Taxes	128.88%	19.90%	18.83%	—
Class R6 Shares
Return Before Taxes	129.08%	20.02%	—	16.12%
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)	21.09%	12.15%	12.17%	12.30%

FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)	169.34%	18.30%	20.07%	15.44%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Performance Availability Website Address [Text]	www.firsteagle.com/funds/gold-fund
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

The following information provides an indication of the risks of investing in the Global Income Builder Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/global-income-builder-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance Information Illustrates Variability of Returns [Text]	The following information provides an indication of the risks of investing in the Global Income Builder Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Calendar Year Total Returns—Class A
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter*		Worst Quarter*
Fourth Quarter 2022	11.10%	First Quarter 2020	-15.78%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.10%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary. While only partial information is shown for Class R6 shares (because it is more recently organized), annual returns for Class R6 shares would have been substantially similar to those shown here. Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	10 Years	Class R6 Inception (3/1/17)
First Eagle Global Income Builder Fund
Class A Shares
Return Before Taxes	19.90%	7.93%	7.41%	—

Return After Taxes on Distributions	18.11%	6.57%	6.31%	—

Return After Taxes on Distributions and Sales of Fund Shares	12.01%	5.73%	5.55%	—
Class C Shares
Return Before Taxes	24.20%	8.18%	7.14%	—
Class I Shares
Return Before Taxes	26.46%	9.29%	8.22%	—
Class R6 Shares
Return Before Taxes	26.60%	9.37%	—	7.74%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	1.87%

Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.17%	-2.15%	1.26%	1.01%

MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)	21.09%	12.15%	12.17%	12.30%

60% MSCI World Index/40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses, but reflects net of taxes)*	15.51%	7.13%	8.23%	8.26%

60% MSCI World Index/40% Bloomberg Global Aggregate Bond Index (reflects no deduction for fees or expenses, but reflects net of taxes)	15.90%	6.35%	7.89%	7.87%

*

Effective September 30, 2025, the Fund’s benchmark index changed from the composite index consisting of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index to the composite index consisting of 60% of the MSCI World Index and 40% of the Bloomberg Global Aggregate Bond Index. The Fund believes that the new index more closely reflects the Fund’s investment strategies.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Performance Availability Website Address [Text]	www.firsteagle.com/funds/global-income-builder-fund
Performance Availability Phone [Text]	800.334.2143
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

Effective March 1, 2023, the Fund changed its name and principal investment strategy. In addition, in August 2020, the Adviser assumed sole responsibility for managing the Fund. Prior to then, the Fund pursued a different investment objective and principal investment strategy. Performance for the periods prior to March 1, 2023 and August 14, 2020 shown below is based on the investment strategies utilized by the Fund at those times.

The following information provides an indication of the risks of investing in the Rising Dividend Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The index is described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/rising-dividend-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance Information Illustrates Variability of Returns [Text]	The following information provides an indication of the risks of investing in the Rising Dividend Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Calendar Year Total Returns—Class A
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter*		Worst Quarter*
First Quarter 2019	18.65%	First Quarter 2020	-23.72%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.65%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary. While only partial information is shown for Class R6 shares (because it is more recently organized), annual returns for Class R6 shares would have been substantially similar to those shown here. Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	10 Years	Class R6 Inception (3/1/17)
First Eagle Rising Dividend Fund
Class A Shares
Return Before Taxes	17.61%	9.82%	7.19%	—

Return After Taxes on Distributions	14.78%	7.72%	4.73%	—

Return After Taxes on Distributions and Sales of Fund Shares	11.67%	7.24%	4.94%	—
Class C Shares
Return Before Taxes	21.92%	10.12%	6.94%	—
Class I Shares
Return Before Taxes	24.15%	11.23%	8.04%	—
Class R6 Shares
Return Before Taxes	24.18%	11.24%	—	8.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.70%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.firsteagle.com/funds/rising-dividend-fund
Performance Availability Phone [Text]	800.334.2143
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

The following information provides an indication of the risks of investing in the Small Cap Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The Fund also compares its performance to the S&P 500 Index, which represents the overall applicable equity market. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/small-cap-opportunity-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance Information Illustrates Variability of Returns [Text]	The following information provides an indication of the risks of investing in the Small Cap Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.
Bar Chart [Heading]	Calendar Year Total Returns—Class I
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter*		Worst Quarter*
Third Quarter 2025	13.04%	Second Quarter 2022	-18.21%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.04%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

The following table discloses after-tax returns only for Class I shares. After-tax returns for Class A, Class C and Class R6 shares will vary. While no information is shown for Class C shares (because it is more recently organized), annual returns for Class C shares would have been substantially similar to those shown here. The annual returns differ only to the extent that Class C shares do not have the same expenses as the classes for which performance is shown. Comparative expense information is in the Fees and Expenses table.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	Class A Inception (7/1/21)	Class I Inception (4/27/21)	Class R6 Inception (7/1/21)
First Eagle Small Cap Opportunity Fund
Class A Shares
Return Before Taxes	7.42%	2.42%	—	—
Class I Shares
Return Before Taxes	13.33%	—	4.37%	—

Return After Taxes on Distributions	13.01%	—	4.01%

Return After Taxes on Distributions and Sales of Fund Shares	8.05%	—	3.27%	—
Class R6 Shares
Return Before Taxes	13.40%	—	—	3.88%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	12.54%	13.79%	12.54%

Russell 2000® Value Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)	12.59%	4.28%	5.03%	4.28%

Russell 2000® Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)	12.81%	3.02%	3.78%	3.02%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The following table discloses after-tax returns only for Class I shares. After-tax returns for Class A, Class C and Class R6 shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Performance Availability Website Address [Text]	www.firsteagle.com/funds/small-cap-opportunity-fund
Performance Availability Phone [Text]	800.334.2143
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

The following information provides an indication of the risks of investing in the Smid Cap Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.

Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/us-smid-cap-opportunity-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance Information Illustrates Variability of Returns [Text]	The following information provides an indication of the risks of investing in the Smid Cap Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.
Bar Chart [Heading]	Calendar Year Total Returns—Class A
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter*		Worst Quarter*
Fourth Quarter 2023	11.28%	First Quarter 2025	-8.77%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.77%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Narrative	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class I and Class R6 shares will vary. Comparative expense information is in the Fees and Expenses table.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	Class A Inception (8/15/22)	Class I Inception (8/15/22)	Class R6 Inception (8/15/22)
First Eagle U.S. Smid Cap Opportunity Fund
Class A Shares
Return Before Taxes	5.42%	5.97%	—	—

Return After Taxes on Distributions	5.37%	5.79%	—	—

Return After Taxes on Distributions and Sales of Fund Shares	3.21%	4.58%	—	—
Class I Shares
Return Before Taxes	11.16%	—	7.88%	—
Class R6 Shares
Return Before Taxes	11.17%	—	—	7.87%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	16.53%	16.53%	16.53%

Russell 2500TM Value Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)	12.73%	8.34%	8.34%	8.34%

Russell 2500TM Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)	11.91%	8.43%	8.43%	8.43%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class I and Class R6 shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.firsteagle.com/funds/us-smid-cap-opportunity-fund
Performance Availability Phone [Text]	800.334.2143
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

The following information provides an indication of the risks of investing in the Real Assets Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/global-real-assets-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance Information Illustrates Variability of Returns [Text]	The following information provides an indication of the risks of investing in the Real Assets Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Bar Chart Does Not Reflect Sales Loads [Text]	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges.
Bar Chart [Heading]	Calendar Year Total Returns—Class A
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter*		Worst Quarter*
Fourth Quarter 2022	14.33%	Second Quarter 2022	-12.51%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.33%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.51%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class I and Class R6 shares will vary. Comparative expense information is in the Fees and Expenses table.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	Class A Inception (11/30/21)	Class I Inception (11/30/21)	Class R6 Inception (11/30/21)
First Eagle Global Real Assets Fund
Class A Shares
Return Before Taxes	19.28%	7.20%	—	—

Return After Taxes on Distributions	17.83%	6.44%	—	—

Return After Taxes on Distributions and Sales of Fund Shares	11.59%	5.36%	—	—
Class I Shares
Return Before Taxes	25.89%	—	8.85%	—
Class R6 Shares
Return Before Taxes	25.87%	—	—	8.83%
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)	21.09%	9.96%	9.96%	9.96%

Consumer Price Index for Urban Consumers (CPI-U) (reflects no deduction for fees or expense)	2.68%	3.87%	3.87%	3.87%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class I and Class R6 shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Performance Availability Website Address [Text]	www.firsteagle.com/funds/global-real-assets-fund
Performance Availability Phone [Text]	800.334.2143
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

Effective December 27, 2023, the Fund changed its name and principal investment strategy. Performance for the periods prior to December 27, 2023 shown below is based on the investment strategy utilized by the Fund at those times. The Fund compares its performance to the S&P Municipal Yield Index. The Fund also compares its performance to the S&P Municipal Bond Index, which represents the overall applicable municipal bond market.

The following information provides an indication of the risks of investing in the High Yield Municipal Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/high-yield-municipal-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance Information Illustrates Variability of Returns [Text]	The following information provides an indication of the risks of investing in the High Yield Municipal Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Performance Additional Market Index [Text]	The Fund also compares its performance to the S&P Municipal Bond Index, which represents the overall applicable municipal bond market.
Bar Chart Does Not Reflect Sales Loads [Text]	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.
Bar Chart [Heading]	Calendar Year Total Returns—Class I
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter*		Worst Quarter*
Second Quarter 2020	9.88%	First Quarter 2020	-12.11%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

The following table discloses after-tax returns only for Class I shares. After-tax returns for Class A, Class C and Class R6 shares will vary. While only partial information is shown for Class R6 shares (because it is more recently organized), annual returns for Class R6 shares would have been substantially similar to those shown here. Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	5 Years	10 Years	Class R6 Inception (3/1/17)
First Eagle High Yield Municipal Fund
Class A Shares
Return Before Taxes	-3.55%	1.68%	4.34%	—
Class C Shares
Return Before Taxes	-2.65%	1.85%	4.06%	—
Class I Shares
Return Before Taxes	-0.72%	2.87%	5.12%	—

Return After Taxes on Distributions	-3.03%	1.19%	3.14%	—

Return After Taxes on Distributions and Sales of Fund Shares	-0.43%	1.69%	3.19%	—
Class R6 Shares
Return Before Taxes	-0.73%	2.95%	—	3.77%
S&P Municipal Yield Index (reflects no deduction for fees, expenses or taxes)	3.52%	1.94%	4.03%	3.91%

S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.26%	1.06%	2.44%	2.53%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The following table discloses after-tax returns only for Class I shares. After-tax returns for Class A, Class C and Class R6 shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.firsteagle.com/funds/high-yield-municipal-fund
Performance Availability Phone [Text]	800.334.2143
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

The following information provides an indication of the risks of investing in the Short Duration High Yield Municipal Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/short-duration-high-yield-municipal-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance Information Illustrates Variability of Returns [Text]	The following information provides an indication of the risks of investing in the Short Duration High Yield Municipal Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.
Bar Chart [Heading]	Calendar Year Total Returns—Class I
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter*		Worst Quarter*
Third Quarter 2024	2.79%	Second Quarter 2025	-0.17%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.79%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.17%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Narrative

The following table discloses after-tax returns only for Class I shares. After-tax returns for Class A, Class C and Class R6 shares will vary. While only partial information is shown for Class R6 shares (because it is more recently organized), annual returns for Class R6 shares would have been substantially similar to those shown here. Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance [Table]

	1 Year	Class A Inception (1/2/24)	Class C Inception (7/11/25)	Class I Inception (1/2/24)	Class R6 Inception (1/2/24)
First Eagle Short Duration High Yield Municipal Fund
Class A Shares
Return Before Taxes	-1.32%	2.81%	—	—	—

Return After Taxes on Distributions	-3.21%	1.77%	—	—	—

Return After Taxes on Distributions and Sales of Fund Shares	-0.79%	2.19%	—	—	—
Class C Shares
Return Before Taxes	—	—	-0.94%	—	—
Class I Shares
Return Before Taxes	1.52%	—	—	4.42%	—
Class R6 Shares
Return Before Taxes	1.45%	—	—	—	4.43%

S&P Short Duration Municipal Yield Index (reflects no deduction for fees, expenses or taxes)	4.29%	4.27%	2.28%	4.27%	4.27%

S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.26%	3.08%	4.38%	3.08%	3.08%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2025
Performance Table One Class of after Tax Shown [Text]	The following table discloses after-tax returns only for Class I shares. After-tax returns for Class A, Class C and Class R6 shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.firsteagle.com/funds/short-duration-high-yield-municipal-fund
Performance Availability Phone [Text]	800.334.2143
First Eagle Core Plus Municipal Fund | First Eagle Core Plus Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, performance information will be available at www.firsteagle.com/funds/core-plus-municipal-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance One Year or Less [Text]	Performance history will be included for the Fund after the Fund has been in operation for one calendar year.
Performance Availability Website Address [Text]	www.firsteagle.com/funds/core-plus-municipal-fund
Performance Availability Phone [Text]	800.334.2143